J&B Funds

Annual Report

June 30, 2002

Equity FUNDS
J&B Mid-Cap Aggressive Growth Fund
J&B Small-Cap Aggressive Growth Fund
J&B Small-Cap International Fund

J&B Funds

Jones & Babson, Inc.
Manager and Distributor
A Member of the Generali Group

Table of Contents

J&B Mid-Cap Aggressive Growth Fund                                                       1
J&B Small-Cap Aggressive Growth Fund                                                     3
J&B Small-Cap International Fund                                                         5
Statements of Assets and Liabilities                                                         8
Statements of Operations                                                                     9
Statements of Changes in Net Assets                                                         10
Notes to Financial Statements                                                               12
Financial Highlights                                                                        15
Report of Ernst & Young LLP, Independent Auditors                                       17
Notice to Shareholders                                                                      18

Message to our Shareholders

Stock-specific risk and extreme volatility have been the themes of the past six months. The markets experienced a barrage of questions about the truthfulness of the people who run U.S. companies and the validity of corporate accounting practices. This was caused by the combination of rapid fundamental changes in future earnings outlooks for smaller companies and the current dominance of negative headlines regarding dishonest corporate accounting practices. The resulting lack of investor confidence created a void in buyer interest, especially in smaller growth companies. Growth style index benchmarks fared poorly, especially when compared against value style benchmarks.

While investor confidence has weakened, the economy actually appears to be improving, and valuations are becoming increasingly attractive across numerous investment sectors. The corrective actions being put in place by the SEC,
Congress, and other regulatory bodies will set capital markets on more solid footing for the future, and will go a long way in improving investor psychology and confidence.

The J&B Funds remain focused on fundamental research and selecting high-quality growth companies with solid balance sheets. We remain confident in the future prospects of the small and mid-cap segment of the market and, while cautious, we recognize this as an excellent long-term investment opportunity.

The J&B Small-Cap International Fund announced on April 16, 2002, that Mike
Gerding, the portfolio's manager since inception, had been replaced by an experienced portfolio management team led by Adam Schor, CFA. His team brings a tremendous amount of knowledge and skill to the Fund. Please read the letter on page five for more information about this change, and visit our website at
www.jbfunds.com for biographies on each of the management team members.

Please review the Fund information following this letter. These reports provide a detailed snapshot of the Funds' current holdings and their financials twice a year. There is also a wealth of information on our web site, www.jbfunds.com, which is updated daily. We have a professionally staffed call center, ready to provide personal assistance and information at 1-866-409-2550. Our goal is to provide quality investments and personalized service. We appreciate your business, and want to continue to earn it.

Thank you for your support and loyalty.

Sincerely,

/s/Stephen S. Soden
Stephen S. Soden
President

J&B Mid-Cap Aggressive Growth Fund

Despite the challenging environment, the McKinley Capital stock selection model continues to discover companies that are growing their earnings and revenues in the face of volatile times. This is a clear sign that many companies are thriving in the mid-cap sector, which is at odds with the continued dramatic meltdown in overall stock valuations.

A very important component of our stock selection model is our E-Rank or
Earnings Rank. The E-Rank factor leads us to companies that not only have current earnings, but are experiencing and forecasting the acceleration of earnings. This discipline keeps us out of companies that do not have solid balance sheets (internet companies), or what are called "concept" stocks. E-rank has served us well, and it is this component that tells us that there are companies that are thriving in the current environment.

The J&B Mid-Cap Aggressive Growth Fund returned -17.06% (price change and reinvested distributions), while the benchmark, the unmanaged Russell 2500
Growth Index, returned -19.09% for the six months ended June 30, 2002.

Our strategy is a continued focus on investment in leading edge growth companies in the mid-cap sector. These are smaller companies that are "emerging" into the market place. Their robust earnings and acceleration of growth characteristics, in our opinion, will provide substantial value for the future. The evidence in our stock selection model suggests these are future "sleeping giants."

The current duration of the bear market makes it one of the longest in U.S.
history; its current decline is surpassed only by that of the Great Depression.
On a macro level, current economic data suggest we are in recovery mode, not in a pattern leading to depression. It is difficult to estimate how long this disparity, or disconnect, between a positive McKinley Capital stock selection model, supportive macro economic data and negative stock markets will last. Our strategy, though, has positioned the Fund to capture the inevitable change in leadership back to growth style investing that we expect.

McKinley Capital Management, Inc.

Fund Composition

Top Ten Holdings:                                                         % of Total
Performance Food Group Co.                                                    5.03%
Hilb, Rogal & Hamilton Co.                                                4.93
Harman International                                                          4.13
D & K Healthcare Resources                                                3.94
CACI International, Inc.                                                      3.77
Stericycle, Inc.                                                              3.49
Accredo Health, Inc.                                                          3.27
Entegris, Inc.                                                                3.24
Constellation Brands, Inc.                                                    3.16
Bisys Group                                                                   3.15
Total                                                                        38.11%

Total Securities in Portfolio                                                   37

As of June 30, 2002, schedule of investments. Subject to change.

J&B Mid-Cap Aggressive Growth Fund
Versus Russell 2500 Growth

CHART

J&B Mid-Cap Aggressive Growth Fund's total return for one year and the life of the Fund (commencement December 19, 2000) as of June 30, 2002, were -17.25%
and -12.69%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance.
Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Schedule of Investments
June 30, 2002

J&B MID-CAP AGGRESSIVE GROWTH FUND

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 99.85%
CAPITAL GOODS-- 2.65%
             2,425      Roper Industries, Inc.*                                                           $                90,453

CONSUMER CYCLICAL-- 26.28%
             2,590      Activision, Inc.*                                                                                  75,265
             1,545      Alberto-Culver Co.*                                                                                73,851
             3,970      Coinstar, Inc.*                                                                                    97,067
             1,975      Fred's, Inc.*                                                                                      72,641
             2,865      Harman International*                                                                             141,101
             3,530      Hot Topic, Inc.*                                                                                   94,286
             1,125      International Game Technology*                                                                     63,788
             2,775      Monaco Coach Corp.*                                                                                59,107
             4,205      Movie Gallery, Inc.*                                                                               88,810
             3,330      Shuffle Master, Inc.*                                                                              61,172
             2,290      Waste Connections, Inc.*                                                                           71,540
                                                                                                                          898,628
CONSUMER STAPLES-- 12.97%
             1,435      American Italian Pasta Co.*                                                                        73,171
             3,380      Constellation Brands, Inc.*                                                                       108,160
             4,750      Cott Corp.*                                                                                        90,202
             5,075      Performance Food Group Co.*                                                                       171,839
                                                                                                                          443,372
ENERGY -- 1.64%
             2,080      Oceaneering International, Inc.*                                                                   56,160

FINANCIAL-- 13.64%
             3,235      Bisys Group*                                                                                      107,725
             3,725      Hilb, Rogal & Hamilton Co.*                                                                   168,556
             3,090      Investors Financial Services Corp.*                                                               103,639
             7,035      PRG-Schultz International*                                                                         86,601
                                                                                                                          466,521
HEALTH CARE-- 20.98%
             2,427      Accredo Health, Inc.*                                                                             111,982
             1,105      Amerisource Bergen Corp.*                                                                          83,980
             2,425      Diagnostic Products Corp.*                                                                         89,725
             1,395      Dianon Systems, Inc.*                                                                              74,521
             3,820      D & K Healthcare Resources*                                                                   134,693
             3,715      Pharmaceutical Resources, Inc.*                                                                   103,202
             3,370      Stericycle, Inc.*                                                                                 119,332
                                                                                                                          717,435
TECHNOLOGY-- 21.69%
             3,380      CACI International, Inc.*                                                                         129,082
             7,600      Entegris, Inc.*                                                                                   110,960
             4,115      ESS Technology*                                                                                    72,177
             2,325      Hyperion Solutions Corp.*                                                                          42,402
             5,305      Integrated Circuit Systems*                                                                       107,108
             2,575      National Instruments Corp.*                                                                        83,842
             3,455      Network Associates, Inc.*                                                                          66,578
             2,235      Varian, Inc.*                                                                                      73,643
             2,185      Websense, Inc.*                                                                                    55,870
                                                                                                                          741,662

TOTAL COMMON STOCKS                                                                                                     3,414,231
(Cost $3,053,215)

TOTAL INVESTMENTS-- 99.85%                                                                                              3,414,231
(Cost $3,053,215)

Other assets less liabilities-- 0.15%                                                                                       5,247

TOTAL NET ASSETS-- 100.00%                                                                                $             3,419,478

The identified cost of investments owned at June 30, 2002 was the same for federal income tax and financial statement purposes.

Net unrealized appreciation for federal income tax purposes was $361,016, which is comprised of unrealized appreciation of $542,413 and unrealized depreciation of $181,397.

*Non-income producing security

See accompanying Notes to Financial Statements.

J&B Small-Cap Aggressive Growth Fund

Typically, stocks would be discounting a recovery in the economy at this point.
However, equities were negatively impacted by a combination of fundamental concerns, including subdued corporate earnings, ongoing geopolitical and terrorism worries and continuing concerns about business ethics. Investor psychology continues to be buffeted by fears of more accounting scandals causing buyers to remain on the sidelines.

Year-to-date, the J&B Small-Cap Aggressive Growth Fund lost -12.96% (price change and reinvested distributions) versus a negative return of -17.35% for the
Russell 2000 Growth Index.* By way of perspective, the Standard & Poor's 500
Index* was down -13.16% for the first half, and the NASDAQ Composite* fell
-24.98%.

We continue to be most heavily overweight in consumer services at 37.0% vs.
26.6% in the benchmark, as consumers have continued to spend throughout the economic downturn. We are modestly overweight in healthcare at 22.7% versus
20.5% for the benchmark. Business services were underweight at 8.6% vs. 12.8%.
As part of our on-going research process, we continue to identify leading companies in technology, but are waiting for improved business conditions before increasing our overall exposure in this sector.

We still believe that the U.S. economy is highly resilient and will steadily improve despite the issues facing us currently. Our legal and regulatory systems have proven quite capable of responding to the challenges of corporate governance oversight. We believe that corrective actions being put in place by the SEC, Congress, and other bodies, will set our capital markets on more solid footing for the future.

Excellent investment opportunities arise when investor psychology is poor, as attractive valuations are created during these periods. We note that the price-earnings multiple Emerging Growth is now below September 2001, post the sell off caused by the terrorist attacks, and approaching the lowest level since our firm's inception. We remain focused on fundamental research and selecting high-quality growth companies with solid balance sheets for our clients.

Knappenberger Bayer

*Indices are unmanaged and not available for direct investment.

Fund Composition

Top Ten Holdings:                                                    % of Total
Choicepoint, Inc.                                                       3.88%
Fred's, Inc.                                                            3.67
Manhattan Associates, Inc.                                              3.49
Gart Sports Co.                                                         3.28
Chico's FAS, Inc.                                                       3.05
Stage Stores, Inc.                                                      2.97
Odyssey Healthcare, Inc.                                                2.91
Coach, Inc.                                                             2.79
Petsmart                                                                2.61
UCBH Holdings, Inc.                                                     2.59
Total                                                                  31.24%

Total Securities in Portfolio                                             59

As of June 30, 2002, schedule of investments. Subject to change.

J&B SMALL-Cap Aggressive Growth Fund
Versus Russell 2000 Growth

CHART

J&B Small-Cap Aggressive Growth Fund's total return for one year and the life of the Fund (commencement December 19, 2000) as of June 30, 2002, were
-19.98% and -13.62%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance.
Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Schedule of Investments
June 30, 2002

J&B SMALL-CAP AGGRESSIVE GROWTH FUND

SHARES                  COMPANY                                                                                     MARKET VALUE

COMMON STOCKS-- 97.62%
CAPITAL GOODS-- 1.14%
             2,900      Mobile Mini, Inc.*                                                                            $    49,590

CONSUMER CYCLICAL-- 37.04%
             1,700      Career Education Corp.*                                                                            76,500
             3,637      Chico's FAS, Inc.*                                                                                132,096
             3,700      Choicepoint, Inc.*                                                                                168,239
             2,400      Christopher & Banks Corp.*                                                                    101,520
             2,200      Coach, Inc.*                                                                                      120,780
             2,050      Corporate Executive Board Co.*                                                                     70,213
             1,650      Dollar Thrifty Automotive*                                                                         42,735
             1,600      Education Management Corp.*                                                                        65,168
             4,325      Fred's, Inc.*                                                                                     159,073
             3,650      Gamestop Corp.*                                                                                    76,614
             5,050      Gart Sports Co.*                                                                                  142,056
             2,350      Petco Animal Supplies, Inc.*                                                                       58,539
             7,050      Petsmart*                                                                                         113,082
             7,750      Prime Hospitality*                                                                                100,672
             7,650      Princeton Review, Inc.*                                                                            69,921
             3,900      SCP Pool Corp.*                                                                                   108,264
                                                                                                                        1,605,472
CONSUMER STAPLES-- 5.12%
             3,300      Buca, Inc.*                                                                                        62,865
             3,900      Famous Dave's of America, Inc.*                                                                    30,615
             3,700      Stage Stores, Inc.*                                                                               128,538
                                                                                                                          222,018
FINANCIAL-- 3.51%
             6,200      Bay View Capital Corp.*                                                                            39,742
             2,950      UCBH Holdings, Inc.*                                                                              112,130
                                                                                                                          151,872
HEALTH CARE-- 22.67%
             1,100      Accredo Health, Inc.*                                                                              50,754
             2,750      American Healthways, Inc.*                                                                         48,950
             3,450      American Medical Systems Holdings*                                                                 69,207
             2,150      AMN Healthcare Services, Inc.*                                                                     75,272
             2,650      Axan Pharmaceutical*                                                                               39,591
             1,300      CTI Molecular Imaging, Inc.*                                                                       29,822
             1,850      Diagnostic Products Corp.*                                                                         68,450
             1,300      Dianon Systems, Inc.*                                                                              69,446
             5,250      First Horizon Pharmaceutical Corp.*                                                               108,623
             3,350      Integra Lifesciences Holding Co.*                                                                  72,862
             1,150      Medicis Pharmaceutical Corp. Cl. A*                                                                49,174
             3,500      Odyssey Healthcare, Inc.*                                                                         125,996
             4,275      Province Healthcare Co.*                                                                           95,589
             1,700      Respironics, Inc.*                                                                                 57,885
             2,300      Thoratec Corp.*                                                                                    20,677
                                                                                                                          982,298
TECHNOLOGY-- 28.14%
             3,600      Advent Software, Inc.*                                                                             92,520
             1,950      Bisys Group, Inc.*                                                                                 64,935
               800      Brooks-Pri Automation, Inc.*                                                                       20,448
             3,200      FEI Co.*                                                                                           78,432
             5,200      HPL Technologies, Inc.*                                                                            78,312
             2,800      Intercept Group, Inc.*                                                                             58,016
             2,750      Intermagnetics General Corp.*                                                                      55,550
             1,200      JDA Software Group, Inc.*                                                                          33,912
             3,100      Magma Design Automation*                                                                           52,080
             4,700      Manhattan Associates, Inc.*                                                                       151,152
             2,550      Mantech International Corp. Cl. A*                                                                 61,175
             3,900      Microsemi Corp.*                                                                                   25,740
             5,100      Microtune, Inc.*                                                                                   45,441
               350      MTC Technologies*                                                                                   6,650
             4,500      Plumtree Software, Inc.*                                                                           22,410
             2,850      Practiceworks, Inc.*                                                                               51,300
             2,250      Quest Software, Inc.*                                                                              32,692
             2,950      Semtech Corp.*                                                                                     78,765
            10,450      Sonicwall, Inc.*                                                                                   52,459
             3,050      Tier Technologies, Inc. Cl. B*                                                                     54,351
             3,300      Verisity Ltd.*                                                                                     57,222
             4,450      02Micro International Ltd.*                                                                        46,057
                                                                                                                        1,219,619

TOTAL COMMON STOCKS                                                                                                     4,230,869
(Cost $3,859,555)

TOTAL INVESTMENTS-- 97.62%                                                                                              4,230,869
(Cost $3,859,555)

Other assets less liabilities-- 2.38%                                                                                     103,229

TOTAL NET ASSETS-- 100.00%                                                                                            $ 4,334,098

For federal income tax purposes, the identified cost of investments owned at
June 30, 2002, was $3,864,958.

Net unrealized appreciation for federal income tax purposes was $365,911, which is comprised of unrealized appreciation of $844,681 and unrealized depreciation of $478,770.

*Non-income producing security

See accompanying Notes to Financial Statements.

J&B Small-Cap International Fund

On April 16, 2002, the small-cap international team at Denver Investment
Advisors took over the day-to-day management of the J&B Small-Cap
International Fund. The portfolio managers on that team include Adam Schor, CFA
(lead manager), Kevin Beck, CFA, and John Fenley, CFA. They bring a tremendous amount of institutional and mutual fund experience to the Fund, along with some changes in management style, as discussed below.

When we took over the J&B Small-Cap International Fund, we sold most of the holdings and started over, aligning the Fund with the established philosophy behind the institutional portfolios we have been managing for 13 years. The
Portfolio is a direct reflection of the intensive research process that we employ before any purchases are ever made. Most of our time is spent on the front end, running the numbers, talking to management, competitors and customers, and attending industry conferences. We look for regional or global companies with proprietary products or niches that have inherently high barriers to entry. We also insist on good management that will take advantage of the company's competitive position.

Although the markets remain choppy, international small-cap stocks are holding their own. We have finally seen an expected decline of the dollar versus the
Euro and Yen, but European markets are weak. Asia, however, has been stronger, which puts our performance at a disadvantage versus the index. We have consistently been underweight in Japan and the rest of Asia versus the index because we have had difficulties finding companies we like there. Asia was one of the best performing regions in the world for the first half of 2002 with small-caps in Japan up 18.3%, in Hong Kong up 9.4% and Singapore 8.2% in U.S.
dollar terms. Asian investments in the Portfolio were no exceptions. Yamaichi
Electronics in Japan rose 86.5%; Hung Hing Printing in Hong Kong soared 51.4%
and ASM Pacific, also in Hong Kong, was up 11.7%. (Hung Hing Printing was sold after reaching fair value.)

Burdened by economic uncertainty and a crisis in corporate credibility, our worldwide bear market continues to obscure company values. Investors are shedding fundamental analysis and have been overtaken by sentiment in almost the same thoughtless frenzy we saw during the bubble period of the late 1990's. It is an unstable distraction, and eventually company fundamentals will gain the attention of investors. Our Fund should respond.

Denver Investment Advisors, LLC

Fund Diversification
                                                                      % of Total
Consumer Durables                                                        10.6%
Consumer Non-Durables                                                     4.2
Consumer Services                                                         9.8
Electronic Technology                                                    27.1
Health Technology                                                        13.6
Industrial Services                                                       7.3
Non-Energy Minerals                                                       3.3
Process Industries                                                        3.1
Producer Manufacturing                                                    8.9
Retail Trade                                                              6.5
Cash & Equivalents                                                    5.6

As of June 30, 2002, schedule of investments. Subject to change.

J&B Small-Cap International Fund
Versus MSCI World Ex USA
Small-Cap Index

CHART

J&B Small-Cap International Fund's total return for one year and the life of the Fund (commencement December 19, 2000) as of June 30, 2002, were -14.45% and
-18.44%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance.
Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Schedule of Investments
June 30, 2002

J&B SMALL-CAP INTERNATIONAL FUND

SHARES                  COMPANY                                                                                      MARKET VALUE

COMMON STOCKS-- 94.35%
BELGIUM-- 2.70%
            11,300      Melexis*                                                                                      $    80,758

CANADA -- 6.04%
             8,500      Danier Leather                                                                                     99,065
            10,600      GSI Lumonics*                                                                                      81,620
                                                                                                                          180,685
FINLAND -- 2.74%
             3,000      Vaisala                                                                                            82,064

FRANCE -- 5.16%
            23,300      Lectra                                                                                             90,724
             1,600      Neopost*                                                                                           63,561
                                                                                                                          154,285
GERMANY -- 9.66%
             8,700      Elmos Semiconductor                                                                                88,762
             1,800      Pfeiffer Vac                                                                                       67,070
             5,100      Zapf Creation                                                                                     133,224
                                                                                                                          289,056
HONG KONG-- 3.05%
            41,500      ASM Pacific                                                                                        91,250

ISRAEL -- 7.10%
            23,700      Lumenis                                                                                            87,927
             1,600      Orbotech*                                                                                          36,320
             3,600      Taro Pharmaceutical                                                                                88,272
                                                                                                                          212,519
ITALY -- 7.24%
            52,400      Ducati Motor*                                                                                      82,645
            32,200      Interpump                                                                                         133,948
                                                                                                                          216,593
JAPAN -- 4.74%
             1,800      Park 24 Co.                                                                                        30,785
             9,000      Yamaichi Electronic                                                                               111,125
                                                                                                                          141,910
LUXEMBOURG-- 3.73%
             6,000      SBS Broadcasting*                                                                                 111,660

MEXICO -- 1.99%
            32,000      Corp Interamericana de Entertenim                                                                  59,687

NETHERLANDS-- 6.31%
             2,700      Boskalis Westminster                                                                               87,404
             3,300      Hunter Douglas                                                                                    101,493
                                                                                                                          188,897
NORWAY -- 4.34%
             8,500      Prosafe*                                                                                          129,938

SPAIN -- 3.12%
            15,400      Cortefiel                                                                                          93,512

SWEDEN -- 11.02%
            10,700      Elekta*                                                                                           119,634
             5,700      Getinge                                                                                           111,373
             4,600      Hoganas                                                                                            98,868
                                                                                                                          329,875
UNITED KINGDOM-- 15.41%
           146,000      McBride                                                                                           129,107
             8,800      Renishaw                                                                                           56,405
            10,600      Taylor & Francis                                                                               91,311
            20,100      Victrex                                                                                            95,307
            12,500      Vitec Group                                                                                        89,001
                                                                                                                          461,131

TOTAL COMMON STOCKS                                                                                                     2,823,820
(Cost $3,046,108)

 FACE
AMOUNT                  DESCRIPTION

REPURCHASE AGREEMENT-- 5.55%
$          166,000      State Street Bank and Trust Co.,
                           0.25%, due July 1, 2002
                           (Collateralized by U.S.
                           Treasury Bills, 10.625%,
                           due August 15, 2015
                           with a market value of $169,758)                                                               166,000
(Cost $166,000)

TOTAL INVESTMENTS-- 99.90%                                                                                              2,989,820
(Cost $3,212,108)

Other assets less liabilities-- 0.10%                                                                                       2,913

TOTAL NET ASSETS-- 100.00%                                                                                            $ 2,992,733

For federal income tax purposes, the identified cost of investments owned at
June 30, 2002, was $3,217,977.

Net unrealized depreciation for federal income tax purposes was $228,157, which is comprised of unrealized appreciation of $126,641 and unrealized depreciation of $354,798.

*Non-income producing security

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2002
                                                                                    J&B           J&B
                                                                                    Mid-Cap          Small-Cap         J&B
                                                                                  Aggressive        Aggressive        Small-Cap
                                                                                    Growth            Growth        International
                                                                                     Fund              Fund             Fund
ASSETS:
   Investments, at cost                                                         $    3,053,215   $     3,859,555   $    3,212,108

   Investments, at value                                                        $    3,414,231   $     4,230,869   $    2,989,820
   Cash denominated in foreign currencies (cost $232)                                       --                --              248
   Cash                                                                                172,992           114,093              483

   Receivables:
      Investments sold                                                                 105,387                --               --
      Dividends                                                                            149               147            5,915
      Interest                                                                              --                --                4
      Foreign tax                                                                           --                --            1,096
         Total assets                                                                3,692,759         4,345,109        2,997,566

LIABILITIES AND NET ASSETS:
   Payables:
      Management fees                                                                    3,464             4,880            4,057
      Investments purchased                                                            269,672             5,950               --
      Foreign tax withholding                                                               --                --              776
      Other                                                                                145               181               --
         Total liabilities                                                             273,281            11,011            4,833

NET ASSETS                                                                      $    3,419,478   $     4,334,098   $    2,992,733

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital)                                  $    4,142,217   $     5,327,919   $    4,037,443
   Undistributed net investment income (loss)                                               --                --               --
   Accumulated net realized loss on sale of
      investments and foreign currency transactions                                (1,083,755)       (1,365,135)        (822,706)
   Net unrealized appreciation (depreciation)
      in value of investments and translation
      of assets and liabilities in foreign currency                                    361,016           371,314        (222,004)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                                     $    3,419,478   $     4,334,098   $    2,992,733
Capital shares, $1.00 par value:
   Authorized                                                                        Unlimited         Unlimited        Unlimited
   Outstanding                                                                         420,897           542,612          408,720

NET ASSET VALUE PER SHARE                                                       $         8.12   $          7.99   $         7.32

See accompanying Notes to Financial Statements.

Statements of Operations
For the Year Ended June 30, 2002
                                                                                    J&B           J&B
                                                                                    Mid-Cap          Small-Cap         J&B
                                                                                  Aggressive        Aggressive        Small-Cap
                                                                                    Growth            Growth        International
                                                                                     Fund              Fund             Fund

INVESTMENT INCOME:
      Dividends                                                                 $        5,136   $         1,947   $       26,505
      Interest                                                                             268             1,311            3,942
      Foreign tax withheld                                                                  --                --          (3,304)
                                                                                         5,404             3,258           27,143
EXPENSES:
      Management fees                                                                   44,774            63,882           49,557
      Registration fees                                                                 15,981            15,981           15,981
      Professional fees                                                                  1,482             1,482            1,482
      Trustees and Officers Insurance                                                    4,217             4,217            4,217
      Shareholder reports                                                                1,670             1,670            1,670
      Custody fees                                                                          --                --           13,406
      Other expenses                                                                        --                --              203

      Total expenses before fee waivers
         and expense reimbursements                                                     68,124            87,232           86,516
      Less: fee waivers and expense reimbursements                                      21,846            21,703           35,360
         Net expenses                                                                   46,278            65,529           51,156
         Net investment loss                                                          (40,874)          (62,271)         (24,013)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
      Realized loss from:
         Investment transactions                                                     (733,250)         (784,103)        (450,496)
         Foreign currency transactions                                                      --                --           11,891
      Change in net unrealized appreciation (depreciation) from:
         Investments                                                                    68,930         (208,600)         (30,585)
         Translation of assets and liabilities
           in foreign currencies                                                            --                --              290
         Net loss on investments and foreign
           currency transactions                                                     (664,320)         (992,703)        (468,900)
         Decrease in net assets resulting
           from operations                                                      $    (705,194)   $   (1,054,974)   $    (492,913)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                    J&B Mid-Cap Aggressive Growth Fund

                                                                                                                    For The
                                                                                                                   Period From
                                                                                                                December 19, 2000
                                                                                   For The                       (Commencement
                                                                                  Year Ended                     Operations) To
                                                                                 June 30, 2002                    June 30, 2001
OPERATIONS:
   Net investment loss                                                          $     (40,874)                     $     (15,896)
   Net realized loss from investments and
      foreign currency transactions                                                  (733,250)                          (350,505)
   Change in net unrealized appreciation
      (depreciation) during the period on
      investments and translation of assets
      and liabilities in foreign currencies                                             68,930                            292,086
         Net decrease in net assets resulting
           from operations                                                           (705,194)                           (74,315)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                               (2,767)                                 --
      Total distributions to shareholders                                              (2,767)                                 --

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                         138,470                          4,046,567
   Reinvested distributions                                                              2,767                                 --
                                                                                       141,237                          4,046,567
   Shares repurchased                                                                  (5,672)                              (378)
      Net increase (decrease) from
         capital share transactions                                                    135,565                          4,046,189
           Net increase (decrease) in net assets                                     (572,396)                          3,971,874

NET ASSETS:
   Beginning of period                                                               3,991,874                             20,000
   End of period                                                                $    3,419,478                     $    3,991,874
   Undistributed net investment income
      at end of period                                                          $           --                     $           --
Fund share transactions:
   Shares sold                                                                          14,624                            404,639
   Reinvested distributions                                                                294                                 --
                                                                                        14,918                            404,639
   Shares repurchased                                                                    (621)                               (39)
      Net increase (decrease) in fund shares                                            14,297                            404,600

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                   J&B Small-Cap Aggressive Growth Fund

                                                                                                                    For The
                                                                                                                   Period From
                                                                                                                December 19, 2000
                                                                                   For The                       (Commencement
                                                                                  Year Ended                     Operations) To
                                                                                 June 30, 2002                    June 30, 2001
OPERATIONS:
   Net investment loss                                                          $     (62,271)                     $     (20,137)
   Net realized loss from investments and
      foreign currency transactions                                                  (784,103)                          (581,032)
   Change in net unrealized appreciation
      (depreciation) during the period on
      investments and translation of assets
      and liabilities in foreign currencies                                          (208,600)                            579,914
         Net decrease in net assets resulting
           from operations                                                         (1,054,974)                           (21,255)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                               (2,434)                                 --
      Total distributions to shareholders                                              (2,434)                                 --

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                       1,134,347                          4,442,466
   Reinvested distributions                                                              2,434                                 --
                                                                                     1,136,781                          4,442,466
   Shares repurchased                                                                (206,296)                              (190)
      Net increase (decrease) from
         capital share transactions                                                    930,485                          4,442,276
           Net increase (decrease) in net assets                                     (126,923)                          4,421,021

NET ASSETS:
   Beginning of period                                                               4,461,021                             40,000
   End of period                                                                $    4,334,098                     $    4,461,021
   Undistributed net investment income
      at end of period                                                          $           --                     $           --
Fund share transactions:
   Shares sold                                                                         122,047                            442,411
   Reinvested distributions                                                                276                                 --
                                                                                       122,323                            442,411
   Shares repurchased                                                                 (26,103)                               (19)
      Net increase (decrease) in fund shares                                            96,220                            442,392

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                     J&B Small-Cap International Fund

                                                                                                                    For The
                                                                                                                   Period From
                                                                                                                December 19, 2000
                                                                                   For The                       (Commencement
                                                                                  Year Ended                     Operations) To
                                                                                 June 30, 2002                    June 30, 2001
OPERATIONS:
   Net investment loss                                                          $     (24,013)                     $      (7,151)
   Net realized loss from investments and
      foreign currency transactions                                                  (438,605)                          (392,423)
   Change in net unrealized appreciation
      (depreciation) during the period on
      investments and translation of assets
      and liabilities in foreign currencies                                           (30,295)                          (191,709)
         Net decrease in net assets resulting
           from operations                                                           (492,913)                          (591,283)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                                               (1,273)                                 --
      Total distributions to shareholders                                              (1,273)                                 --

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                                       1,367,885                          4,057,072
   Reinvested distributions                                                              1,273                                 --
                                                                                     1,369,158                          4,057,072
   Shares repurchased                                                              (1,388,028)                                 --
      Net increase (decrease) from
         capital share transactions                                                   (18,870)                          4,057,072
           Net increase (decrease) in net assets                                     (513,056)                          3,465,789

NET ASSETS:
   Beginning of period                                                               3,505,789                             40,000
   End of period                                                                $    2,992,733                     $    3,505,789
   Undistributed net investment income
      at end of period                                                          $           --                     $           --
Fund share transactions:
   Shares sold                                                                         187,261                            405,744
   Reinvested distributions                                                                164                                 --
                                                                                       187,425                            405,744
   Shares repurchased                                                                (188,449)                                 --
      Net increase (decrease) in fund shares                                           (1,024)                            405,744

See accompanying Notes to Financial Statements.

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES:

The J&B Funds (comprised of the J&B Mid-Cap Aggressive Growth Fund,
J&B Small-Cap Aggressive Growth Fund and J&B Small-Cap International
Fund and collectively referred to herein as the "Funds") is a series type fund registered under the Investment Company Act of 1940, as amended, as a no-load open-end, diversified management investment company. The Funds are required to account for the assets of each series separately and to allocate general liabilities of the Funds to each series based upon the relative net assets of each series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

A. Investment Valuation -- Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ
National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board of Directors.

B. Investment Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date.
Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. All discounts/premiums are accreted/ amortized for financial reporting purposes and are included in interest income.

C. Foreign Currency Translation -- All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on exchange rates last quoted by a major bank in London at the end of the period. The cost of portfolio securities is translated at the rates of exchange prevailing when acquired.
Dividend income is translated at the rate of exchange on the ex-dividend date.
The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain (loss) on investments in the Statements of Operations.

D. Forward Foreign Currency Contracts -- The J&B Small-Cap International
Fund may enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S.
dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New
York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks
(limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

E. Expense Limitations -- Jones & Babson, Inc. (the Manager), has
contractually agreed for a period of one year to waive fees and/or to make payments to limit the total operating expenses of the Funds to an annual rate of
1.25% of average daily net assets for J&B Mid-Cap Aggressive Growth; 1.40%
of average daily net assets for J&B Small-Cap Aggressive Growth; and 1.60%
of average daily net assets for J&B Small-Cap International. This expense limitation may be modified or terminated at the discretion of the Manager at any time without notice to shareholders. The Manager may be reimbursed by the Funds for such expenses at a later date. This may be done only if such reimbursement does not cause a Fund's expenses to exceed the expense cap percentage shown above.

At June 30, 2002, the total dollar amounts available for reimbursement to the
Advisor are as follows:

Fund

J&B Mid-Cap Aggressive Growth                         $      23,348
J&B Small-Cap Aggressive Growth                              23,020
J&B Small-Cap International                                  46,152

F. Repurchase Agreements -- The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds'
investment advisor deems creditworthy under guidelines approved by the Funds'
Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

G. Federal and State Taxes -- The Funds complied with the requirements of the
Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.

As of June 30, 2002, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and the post-October capital losses that are deferred to the first day of the next fiscal year are as follows:

                                                    Capital Loss                      Post-October
Fund                                                Carryforwards        Expires         Losses

J&B Mid-Cap Aggressive Growth                      $ 709,788            2010         $ 373,967
J&B Small-Cap Aggressive Growth                      803,380            2010           556,352
J&B Small-Cap International                          733,810            2010            83,027

H. Distributions to Shareholders -- Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. These differences are primarily due to wash sales, post-October loss deferrals, and foreign currency transactions.

The tax character of distributions paid during the fiscal years ended June 30,
2002 and 2001, were as follows:
                                                                           2002
                                                                    Capital        Return
Fund                                                Ordinary         Gain        Of Capital       Total

J&B Mid-Cap Aggressive Growth                       $--           $--          $ 2,767       $ 2,767
J&B Small-Cap Aggressive Growth                      --            --            2,434         2,434
J&B Small-Cap International                          --            --            1,273         1,273

                                                                           2001
                                                                    Capital        Return
Fund                                                Ordinary         Gain        Of Capital       Total

J&B Mid-Cap Aggressive Growth                       $--           $--            $--          $--
J&B Small-Cap Aggressive Growth                      --            --             --           --
J&B Small-Cap International                          --            --             --           --

On the Statements of Assets and Liabilities the following adjustments were made for permanent tax adjustments:
                                                       Accumulated        Undistributed
                                                      Net Realized        Net Investment       Paid In
Fund                                                   Gain (Loss)            Income           Capital

J&B Mid-Cap Aggressive Growth                    $          --       $    43,641      $     (43,641)
J&B Small-Cap Aggressive Growth                             --            64,705            (64,705)
J&B Small-Cap International                           (11,891)            25,286            (13,395)

As of June 30, 2002 the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statements of Assets and
Liabilities except as follows:
                                                                        J&B
                                                                       Small-Cap            J&B
                                                                      Aggressive            Small-Cap
                                                                        Growth            International
Undistributed ordinary income                                   $               --    $               --
Undistributed long-term capital gains                                           --                    --
Accumulated earnings                                                            --                    --
Accumulated capital and other losses*                                  (1,359,732)             (816,837)
Unrealized appreciation (depreciation)**                                   365,911             (227,873)
Total accumulated earnings (deficit)                            $        (993,821)    $      (1,044,710)

*The Funds had net capital loss carryovers and deferred post-October losses as identified elsewhere in the Notes. In addition, they also had deferrals of wash sale losses.

**The differences between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of wash sale losses.

I. Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. MANAGEMENT FEES:

Management fees are paid to Jones & Babson, Inc. in accordance with the advisory agreement with the Funds. Listed below are management fees as a percentage of average daily net assets.
                                                                          Annual Rate
Fund                                                                      Percentage

J&B Mid-Cap Aggressive Growth Fund                                       1.20%
J&B Small-Cap Aggressive Growth Fund                                     1.35%
J&B Small-Cap International Fund                                         1.55%

3. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended June 30, 2002 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

J&B Mid-Cap Aggressive Growth Fund:
     Purchases                                                  $      3,608,413
     Proceeds from sales                                               3,482,982

J&B Small-Cap Aggressive Growth Fund:
     Purchases                                                  $      4,450,974
     Proceeds from sales                                               3,625,670

J&B Small-Cap International Fund:
     Purchases                                                  $      4,654,006
     Proceeds from sales                                               4,346,538

Financial Highlights
                                                                       J&B Mid-Cap                   J&B Small-Cap
                                                                   Aggressive Growth Fund              Aggressive Growth Fund
                                                                                  For The                             For The
                                                                                 Period From                        Period From
                                                                              December 19, 2000                  December 19, 2000
                                                                   For The      Commencement        For The        Commencement
                                                                    Year       Of (Operations)       Year         Of (Operations)
                                                                    Ended            to              Ended              To
                                                                  June 30,        June 30,         June 30,          June 30,
                                                                    2002            2001             2002              2001

Condensed data for a share of capital stock outstanding
 throughout each period.

Net asset value, beginning of period                            $      9.82       $     10.00      $      9.99       $     10.00

   Income from investment operations:
      Net investment loss                                             (.10)             (.04)            (.11)             (.05)
      Net gains (losses) on securities
         (both realized and unrealized)                              (1.59)             (.14)           (1.89)               .04
Total from investment operations                                     (1.69)             (.18)           (2.00)             (.01)

   Less distributions:
      Dividends from net investment income                            (.01)                --               --                --
      Distributions from capital gains                                   --                --               --                --
   Total distributions                                                (.01)                --               --                --

Net asset value, end of period                                  $      8.12       $      9.82      $      7.99       $      9.99

Total return(a)                                                    (17.25%)           (1.80%)         (19.98%)            (.10%)

Ratios/Supplemental Data
Net assets, end of period
   (in thousands)                                               $     3,419       $     3,992      $     4,334       $     4,461
Ratio of expenses to average
   net assets(b)                                                      1.25%             1.25%            1.40%             1.40%
Ratio of expenses to average
   net assets before fee waivers
   and expense reimbursements(b)                                      1.85%             1.33%            1.88%             1.47%
Ratio of net investment income
   to average net assets(b)                                         (1.11%)            (.80%)          (1.34%)            (.94%)
Ratio of net investment income
   to average net assets before
   fee waivers and expense
   reimbursements(b)                                                (1.70%)            (.88%)          (1.81%)           (1.01%)
Portfolio turnover rate                                                 96%               56%              78%               60%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights
                                                                               J&B Small-Cap International Fund
                                                                                                            For The Period From
                                                                                                             December 19, 2000
                                                                                   For The                   (Commencement Of
                                                                                 Year Ended                   Operations) To
                                                                                June 30, 2002                  June 30, 2001
Condensed data for a share of capital stock outstanding
 throughout each period.

Net asset value, beginning of period                                            $          8.56             $         10.00

   Income from investment operations:
      Net investment loss                                                                 (.06)                       (.02)
      Net gains (losses) on securities
         (both realized and unrealized)                                                  (1.18)                      (1.42)
Total from investment operations                                                         (1.24)                      (1.44)

   Less distributions:
      Dividends from net investment income                                                   --                          --
      Distributions from capital gains                                                       --                          --
   Total distributions                                                                       --                          --

Net asset value, end of period                                                  $          7.32             $          8.56

Total return(a)                                                                        (14.45%)                    (14.40%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)                                        $         2,993             $         3,506
Ratio of expenses to average net assets(b)                                                1.60%                       1.60%
Ratio of expenses to average net assets before
   fee waivers and expense reimbursements(b)                                              2.71%                       2.14%
Ratio of net investment income to
   average net assets(b)                                                                 (.75%)                      (.36%)
Ratio of net investment income to average net assets
   before fee waivers and expense reimbursements(b)                                     (1.86%)                      (.90%)
Portfolio turnover rate                                                                    163%                         37%

(a)Total return not annualized for periods less than one full year

(b)Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Report of Independent Auditors

The Board of Directors and Shareholders of
J&B Funds

We have audited the statements of assets and liabilities, including the schedules of investments, of the J&B Funds (comprised of J&B Mid-Cap
Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund and J&B
Small-Cap International Fund) as of June 30, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended June 30, 2002 and the period from
December 19, 2000 (commencement of operations) to June 30, 2001. These financial statements and financial highlights are the responsibility of the J&B Funds'
management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of June 30, 2002, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the J&B Funds at June 30, 2002, and the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the year ended June 30, 2002 and the period from December 19, 2000 (commencement of operations) to June 30, 2001, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Kansas City, Missouri
August 2, 2002

Notice to Shareholders

Trustees and Officers of the Funds
The management and affairs for the Funds are supervised by the Trustees under the laws of the State of Delaware. The Trustees and executive officers of the
Funds and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period.

Interested Trustees

Name, Age and Address
(a)Stephen S. Soden (57)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) Held with Funds
President and Trustee

Term of Office and Length of Time Served
One year term and one year and six months of service

Principal Occupation(s) During Past 5 Years
President, Chief Executive Officer and Director, Jones & Babson, Inc.
(management company); President, Investors Mark Advisors, LLC ("IMA")
(management company); President and Director/Trustee, Buffalo Fund Complex
(seven funds)1; President and Principal Executive Officer, Investors Mark Series
Fund, Inc. (one fund with nine portfolios)2; President, Babson Fund Complex
(nine funds with ten portfolios)3; Senior Vice President of Business Men's
Assurance Company of America ("BMA") (insurance company); and, formerly,
President and Chief Executive Officer of BMA Financial Services, Inc. ("BMAFS")
(broker/dealer) until December 31, 2001 when BMAFS ceased operations.

Number of Portfolios in Fund Complex Overseen by Trustee
Eleven

Other Directorships Held by Trustee
None

Name, Age and Address
(a)P. Bradley Adams (41)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) Held with Funds
Vice President, Chief Financial Officer and Trustee

Term of Office and Length of Time Served
One year term and one year and six months of service

Principal Occupation(s) During Past 5 Years
Vice President Finance and Operations and Chief Operations Officer, Jones &
Babson, Inc. (management company); Treasurer, IMA (management company); Vice
President and Treasurer, Babson Fund Complex, Buffalo Fund Complex and Investors
Mark Series Fund; and, Treasurer and Chief Financial Officer, Gold Bank Funds
(two funds)4.

Number of Portfolios in Fund Complex Overseen by Trustee
Three

Other Directorships Held by Trustee
None

Non-Interested Trustees

Name, Age and Address
Eric T. Jager (58)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) Held with Funds
Trustee

Term of Office and Length of Time Served
One year term and one year and six months of service

Principal Occupation(s) During Past 5 Years
Executive Vice President, Bartlett & Company (grain merchandising).

Number of Portfolios in Fund Complex Overseen by Trustee
Three

Other Directorships Held by Trustee
None

Name, Age and Address
John A. MacDonald (53)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) Held with Funds
Trustee

Term of Office and Length of Time Served
One year term and one year and six months of service

Principal Occupation(s) During Past 5 Years
President, Chinquapin Trust Co. (trust company); and formerly Director of
Private Investments, Hallmark Cards, Inc. (greeting cards).

Number of Portfolios in Fund Complex Overseen by Trustee
Three

Other Directorships Held by Trustee
Cambridge Associates

Name, Age and Address
Steve W. Panknin (51)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) Held with Funds
Trustee

Term of Office and Length of Time Served
One year term and one year and six months of service

Principal Occupation(s) During Past 5 Years
Executive Vice President - Dealer Bank Division Country Club Bank (banking).

Number of Portfolios in Fund Complex Overseen by Trustee
Three

Other Directorships Held by Trustee
Country Club Bank

Name, Age and Address
James R. Seward (49)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) Held with Funds
Trustee

Term of Office and Length of Time Served
One year term and one year and six months of service

Principal Occupation(s) During Past 5 Years
Owner, Consultant/Private Investor (financial/management consulting); and
formerly, Chief Executive Officer and Director of SLH Corporation (energy alternate sources), which merged with Syntroleum Corporation effective August 7,
1998.

Number of Portfolios in Fund Complex Overseen by Trustee
Twelve5

Other Directorships Held by Trustee
Syntroleum Corp.; LabOne, Inc.; Response Oncology, Inc.; and Concordia
Career Colleges

1 The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo
Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund,
Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap
Fund. Jones & Babson, Inc. serves as Principal Underwriter and Registered
Transfer Agent for each fund in the Buffalo Fund Complex.

2 The Investors Mark Series Fund, Inc. is a series fund consisting of Balanced
Portfolio, Global Fixed Income Portfolio, Growth & Income Portfolio,
Intermediate Fixed Income Portfolio, Large Cap Value Portfolio, Large Cap Growth
Portfolio, Mid Cap Equity Portfolio, Money Market Portfolio and Small Cap Equity
Portfolio.

3 The Babson Fund Complex consists of Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., David L. Babson Growth Fund, Inc., Shadow Stock Fund,
Inc., Babson Value Fund, Inc., Babson-Stewart Ivory International Fund, Inc.,
D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Money Market Fund, Inc. and
D.L. Babson Bond Trust (Portfolio L & Portfolio S). Jones & Babson, Inc.
serves as Investment Adviser, Principal Underwriter and Registered Transfer
Agent for each fund in the Babson Fund Complex. Mr. Soden serves as a Director of the Babson Enterprise Fund II, Inc.

4 Gold Bank Funds is a series fund consisting of Gold Bank Equity Fund and Gold
Bank Money Market Fund. Jones & Babson, Inc. serves as Registered Transfer
Agent for each of the Gold Bank Funds.

5 Also Director, Investors Mark Series Fund, Inc.

(a)  Each of these Trustees may be deemed to be an "interested person" of the
Fund as that term is defined in the Investment Company Act of 1940, as amended.
Messrs. Soden and Adams are interested Trustees due to their employment by Jones
& Babson, Inc. Jones & Babson, Inc. serves as Investment Advisor,
Principal Underwriter and Registered Transfer Agent for each of the
J&B Funds.

Officers of the Funds

Name, Age and Address
W. Guy Cooke (41)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) Held with Funds
Vice President and Chief Compliance Officer

Term of Office and Length of Time Served
One year term and one year and six months of service

Principal Occupation(s) During Past 5 Years
Chief Compliance Officer, Jones & Babson, Inc. (management company);
Vice President and Chief Compliance Officer, Babson Fund Complex and Buffalo
Fund Complex.

Name, Age and Address
Martin A. Cramer (52)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) Held with Funds
Assistant Vice President and Secretary

Term of Office and Length of Time Served
One year term and one year and six months of service

Principal Occupation(s) During Past 5 Years
Legal and Regulatory Affairs Vice President and Secretary, Jones & Babson,
Inc. (management company); Secretary, IMA (management company); Vice President and Secretary, Babson Fund Complex and Buffalo Fund Complex; Secretary,
Investors Mark Series Fund and Gold Bank Funds.

Name, Age and Address
Constance E. Martin (40)
BMA Tower
700 Karnes Boulevard
Kansas City, Missouri 64108

Position(s) Held with Funds
Vice President

Term of Office and Length of Time Served
One year term and one year and six months of service

Principal Occupation(s) During Past 5 Years
Vice President and Director Mutual Fund Client Relations, Jones & Babson,
Inc. (management company); Vice President, Babson Fund Complex and Buffalo
Fund Complex.

The Statement of Additional Information ("SAI") includes additional information about the Fund Trustees and is available upon request without charge by calling
1-866-409-2550, or writing J&B Funds, P.O. Box 219757, Kansas City, MO
64121-9757.

This report has been prepared for the information of the Shareholders of J&B
Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund, and
J&B Small-Cap International Fund, and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the
Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

J&B Funds

Jones & Babson, Inc.
Manager and Distributor
A Member of the Generali Group

P.O. Box 219757, Kansas City, MO 64121-9757

TOLL FREE
1-866-409-2550

J&B FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757

PRSRT STD
U.S. POSTAGE
PAID
PERMIT NO. 2891
KANSAS CITY MO

JB300B (8/02)